EDGAR

March 3, 2000


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Filing Pursuant to Rule 497(j)
        John Hancock Series Trust
         John Hancock Real Estate Fund
         John Hancock Small Cap Growth  Fund
         John Hancock Technology Fund
         John Hancock 500 Index Fund
         John Hancock Millennium Growth Fund
       File Nos.  2-75807; 811-3392

       CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses dated March 1, 2000 and Statements of Additional Information dated March 1, 2000 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                       Sincerely,


                                       /s/Joan O'Neill
                                       ---------------
                                       Joan O'Neill
                                       Senior Paralegal
                                       State and Federal Compliance